Document and Entity Information	Dec. 31, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 4, 2022, Emerald Holding, Inc. (the “Company”) filed with the United States Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Initial Form 8-K”) reporting that Emerald X, LLC (“Emerald”), a wholly owned subsidiary of the Company, had entered into an asset purchase agreement with Anne Holland Ventures, Inc., a Rhode Island corporation (“AHV”), and solely for limited purposes thereof, Cassandra Farrington and Anne Hills Holland (the “Principals”), pursuant to which Emerald purchased on December 31, 2021 substantially all of the assets of AHV related to or associated with the business known and operated as MJBiz. This Current Report on Form 8-K/A (this “Amendment”) amends the Initial Form 8-K regarding Emerald’s acquisition of MJBiz. This Amendment is being filed to amend and supplement the Initial Form 8-K to provide the financial information of the business acquired as required by Item 9.01(a) and the pro forma financial information required by Item 9.01(b), which is permitted to be filed by amendment no later than 71 days after the due date of the Initial Form 8-K.. This Amendment should be read in conjunction with the Initial Form 8-K. Except as provided herein, all information in, and the exhibits to, the Initial Form 8-K remain unchanged.
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	Emerald Holding, Inc.
Entity Central Index Key	0001579214
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-38076
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-1775077
Entity Address, Address Line One	100 Broadway, 14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	949
Local Phone Number	226-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EEX
Security Exchange Name	NYSE